Preferred Shares - Additional Information (Detail) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 ¥ / shares	Dec. 12, 2019 shares
Preferred shares, cash proceeds received | ¥				¥ 47,436
Preferred shares, issuance costs		¥ 750	$ 115
Preferred shares, dividend rate per annum	1.50%	8.00%	8.00%
Preferred shares, dividends declared | ¥ / shares				¥ 0		¥ 0
Preferred stock, redemption premium percentage		10.00%	10.00%
Preferred stock, conversion price adjustment percentage				0.00%	0.00%
Preferred shares, redemption rights		If a Qualified IPO does not occur on or before July 30, 2019 (the “Redemption Start Date”), then subject to the exercise or waiver of redemption rights by all of the holders of Redeemable Convertible Preferred Shares, the Redeemable Convertible Preferred Shares at any time after the Redemption Start Date, shall be redeemable a price equal to (i) one hundred percent (100%) of the original issuance price, plus (ii) any declared but unpaid dividend, plus (iii) accrued interest at an interest rate of ten percent (10%) per annum compounded annually commencing from the original issuance date of each Redeemable Convertible Preferred Share.	If a Qualified IPO does not occur on or before July 30, 2019 (the “Redemption Start Date”), then subject to the exercise or waiver of redemption rights by all of the holders of Redeemable Convertible Preferred Shares, the Redeemable Convertible Preferred Shares at any time after the Redemption Start Date, shall be redeemable a price equal to (i) one hundred percent (100%) of the original issuance price, plus (ii) any declared but unpaid dividend, plus (iii) accrued interest at an interest rate of ten percent (10%) per annum compounded annually commencing from the original issuance date of each Redeemable Convertible Preferred Share.
Series C Redeemable Convertible Preferred stock [Member]
Preferred shares, issued		1,189,397	1,189,397	1,189,397	1,189,397
Preferred shares, value				¥ 47,436	$ 7,000
Preferred shares, cash proceeds received		¥ 47,436	$ 7,000
Preferred shares, issuance costs		¥ 743	$ 110
Preferred shares, liquidation preference, percentage of original issuance price		150.00%	150.00%
Series B Redeemable Convertible Preferred Stock [Member]
Preferred shares, liquidation preference, percentage of original issuance price		150.00%	150.00%
Series A Redeemable Convertible Preferred Stock [Member]
Preferred shares, liquidation preference, percentage of original issuance price		150.00%	150.00%
Series Seed Convertible Preferred Stock [Member]
Preferred shares, liquidation preference, percentage of original issuance price		100.00%	100.00%
Common Class A [Member]
Preferred shares, number of ordinary shares				37,682,167	37,682,167		37,682,167
Common Class B [Member]
Preferred shares, number of ordinary shares				1,375,934	1,375,934		1,375,934